S000010512 [Member] Expense Example - AB All Market Total Return Portfolio	Aug. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 536
Expense Example, with Redemption, 3 Years	774
Expense Example, with Redemption, 5 Years	1,030
Expense Example, with Redemption, 10 Years	1,762
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	293	[1]
Expense Example, with Redemption, 3 Years	599
Expense Example, with Redemption, 5 Years	1,031
Expense Example, with Redemption, 10 Years	2,034
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	286
Expense Example, with Redemption, 5 Years	497
Expense Example, with Redemption, 10 Years	1,107
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	519
Expense Example, with Redemption, 10 Years	$ 1,154

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.